Goodwill (Tables)	12 Months Ended
Sep. 30, 2024
Intangible assets and goodwill [abstract]
Disclosure of movements in goodwill
The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2023	1,555,730	1,258,377	1,142,148	1,090,703	1,383,316	896,809	604,885	532,129	260,353	8,724,450
Business acquisitions (Note 27)	—	42,055	—	397,406	—	—	—	—	—	439,461
Foreign currency translation adjustment	79,977	(2,175)	—	(3,813)	79,654	84,131	32,292	25,915	10,484	306,465
As at September 30, 2024	1,635,707	1,298,257	1,142,148	1,484,296	1,462,970	980,940	637,177	558,044	270,837	9,470,376

Key assumptions for cash-generating units
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2024	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.3	11.4	10.9	10.3	10.0	11.5	10.3	10.2	17.8
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0

2023	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	11.7	11.9	11.0	10.3	12.1	13.7	12.2	12.1	20.3
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.